FINANCIAL INSTRUMENTS AND RISKS (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	R$ 23,502.4	R$ 24,837.9
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	35,522.5	36,818.5
Secured bank loans	26.7	68.2
Other secured loans (ii)	156.0	169.9
Lease liabilities	1,344.0	962.9
Total payables and liabilities	37,049.2	38,019.5
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	439.9	86.8
Secured bank loans	25.2	26.4
Other secured loans (ii)	171.2	156.7
Lease liabilities	608.3	1,008.4
Total payables and liabilities	1,244.6	1,278.3
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	10.6	1,275.1
Secured bank loans	25.2	25.2
Other secured loans (ii)	134.2	151.6
Lease liabilities	552.6	621.0
Total payables and liabilities	722.6	2,072.9
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	808.6	1,008.4
Secured bank loans	50.4	50.4
Other secured loans (ii)	79.4	165.4
Lease liabilities	452.6	696.9
Total payables and liabilities	1,390.9	1,921.1
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	1,672.1	1,467.6
Secured bank loans	50.4	75.5
Other secured loans (ii)	53.9	115.5
Lease liabilities	515.5	368.2
Total payables and liabilities	2,291.8	2,026.8
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	36,817.8	39,354.4
Secured bank loans	126.5	180.8
Other secured loans (ii)	415.7	472.5
Lease liabilities	2,958.9	3,117.4
Total payables and liabilities	40,318.9	43,125.1
Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables (i)	38,453.7	40,656.4
Secured bank loans	177.8	245.7
Other secured loans (ii)	594.7	759.1
Lease liabilities	3,473.0	3,657.4
Total payables and liabilities	R$ 42,699.2	R$ 45,318.6